Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Volume and Fair Value Positions of Derivative Instruments

The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in contractholder funds.

($ in thousands)	December 31, 2013		December 31, 2012
	Volume - Notional amount	Fair value	Volume - Notional amount	Fair value
Equity-indexed and forward starting options in life and annuity product contracts	$2,591,090	$(258,415)	$3,098,496	$(295,305)
Guaranteed accumulation benefits	152,936	(8,970)	174,791	(18,047)
Guaranteed withdrawal benefits	22,199	(474)	25,186	(1,574)

Total derivatives	$2,766,225	$(267,859)	$3,298,473	$(314,926)